Disposal and sell-down of assets (Details) - Greater Angostura - USD ($) $ in Millions		12 Months Ended
	Mar. 28, 2025	Dec. 31, 2025
Angostura Field
Disposal of assets [line item]
Proportion of ownership interest in joint operation	45.00%
Ruby Field
Disposal of assets [line item]
Proportion of ownership interest in joint operation	68.00%
Perenco Energies International limited (Perenco)
Disposal of assets [line item]
Proceeds from disposal of oil and gas assets	$ 259
Base purchase price amount	$ 206
Gains (losses) on disposals of non-current assets		$ 161